Subordinated Liabilities	12 Months Ended
Dec. 31, 2019
27. Subordinated liabilities
Subordinated Liabilities

The notes included in this section focus on the Group’s loan capital and shareholders’ equity including issued share capital, retained earnings, other equity balances and interests of minority shareholders in our subsidiary entities (non-controlling interests). For more information on capital management and how the Group maintains sufficient capital to meet our regulatory requirements refer to page [00].

27 Subordinated liabilities

Accounting for subordinated liabilities Subordinated liabilities are measured at amortised cost using the effective interest method under IFRS 9.

	2019	2018
	£m	£m
As at 1 January	20,559	23,826
Issuances	1,352	221
Redemptions	(3,248)	(3,246)
Other	(507)	(242)
As at 31 December	18,156	20,559

Issuances of £1,352m comprises $1,500m 5.088% Fixed-to-Floating Rate Subordinated Notes (£1,194m) and £158m USD Floating Rate Notes.

Redemptions of £3,248m comprises £3,000m 14% Step-up Callable Perpetual Reserve Capital Instruments, £33m 6.3688% Step-up Callable Perpetual Reserve Capital Instruments, £158m USD Floating Rate Notes, £43m EUR Floating Rate Notes and £14m JPY Floating Rate Loans.

Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	2019	2018
	£m	£m
Undated subordinated liabilities	303	3,522
Dated subordinated liabilities	17,853	17,037
Total subordinated liabilities	18,156	20,559

None of the Group’s subordinated liabilities are secured.

Undated subordinated liabilities
		2019	2018
	Initial call date	£m	£m
Barclays Bank PLC issued
Tier One Notes (TONs)
6% Callable Perpetual Core Tier One Notes	2032	16	16
6.86% Callable Perpetual Core Tier One Notes (USD 179m)	2032	203	199
Reserve Capital Instruments (RCIs)
6.3688% Step-up Callable Perpetual Reserve Capital Instruments	2019	-	34
14% Step-up Callable Perpetual Reserve Capital Instruments	2019	-	3,189
5.3304% Step-up Callable Perpetual Reserve Capital Instruments	2036	53	51
Undated Notes
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	29	30
Total undated subordinated liabilities		303	3,522

Undated subordinated liabilities

Undated subordinated liabilities are issued by Barclays Bank PLC and its subsidiaries for the development and expansion of the business and to strengthen the capital bases. The principal terms of the undated subordinated liabilities are described below:

Subordination

All undated subordinated liabilities rank behind the claims against the bank of depositors and other unsecured unsubordinated creditors and holders of dated subordinated liabilities in the following order: Junior Undated Floating Rate Notes; followed by TONs and RCIs ranking pari passu with each other.

Interest

The Junior Undated Notes are floating rate notes where rates are fixed periodically in advance based on the related interbank rate.

Payment of interest

No payment of principal or any interest may be made in relation to the TONs and RCIs unless Barclays Bank PLC satisfies a specified solvency test.

Barclays Bank PLC may elect to defer any payment of interest on the RCIs. Any such deferred payment of interest must be paid on the earlier of: (i) the date of redemption of the RCIs, and (ii) the coupon payment date falling on or nearest to the tenth anniversary of the date of deferral of such payment. While such deferral is continuing, neither Barclays Bank PLC nor Barclays PLC may (i) declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares or preference shares and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.

Barclays Bank PLC may elect to defer any payment of interest on the TONs if it determines that it is, or such payment would result in it being, in non-compliance with capital adequacy requirements and policies of the PRA. Any such deferred payment of interest will only be payable on a redemption of the TONs. Until such time as Barclays Bank PLC next makes a payment of interest on the TONs, neither Barclays Bank PLC nor Barclays PLC may (i) declare or pay a dividend, subject to certain exceptions, on any of their respective ordinary shares or preference shares, or make payments of interest in respect of Barclays Bank PLC’s Reserve Capital Instruments and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.

Repayment

All undated subordinated liabilities are repayable at the option of Barclays Bank PLC, generally in whole, at the initial call date and on any subsequent coupon or interest payment date. In addition, each issue of undated subordinated liabilities is repayable, at the option of Barclays Bank PLC in whole for certain tax reasons, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior approval of the PRA.

Other

All issues of undated subordinated liabilities are non-convertible.

Dated subordinated liabilities
			2019	2018
	Initial call date	Maturity date	£m	£m
Barclays PLC issued
2.625% Fixed Rate Subordinated Callable Notes (EUR 1,250m)	2020	2025	1,072	1,130
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m)	2023	2028	1,309	1,367
4.375% Fixed Rate Subordinated Notes (USD 1,250m)	#REF!	2024	995	982
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	116	116
5.20% Fixed Rate Subordinated Notes (USD 2,050m)	#REF!	2026	1,561	1,509
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m)	2027	2028	1,578	1,523
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m)	2029	2030	1,152	-
Barclays Bank PLC issued	#REF!
Floating Rate Subordinated Notes (EUR 50m)		2019	-	45
5.14% Lower Tier 2 Notes (USD 1,094m)		2020	832	851
6% Fixed Rate Subordinated Notes (EUR 1,500m)		2021	1,375	1,474
9.5% Subordinated Bonds (ex-Woolwich Plc)		2021	239	256
Subordinated Floating Rate Notes (EUR 100m)		2021	85	89
10% Fixed Rate Subordinated Notes		2021	2,157	2,194
10.179% Fixed Rate Subordinated Notes (USD 1,521m)		2021	1,123	1,143
Subordinated Floating Rate Notes (EUR 50m)		2022	43	45
6.625% Fixed Rate Subordinated Notes (EUR 1,000m)		2022	957	1,032
7.625% Contingent Capital Notes (USD 3,000m)		2022	2,284	2,272
Subordinated Floating Rate Notes (EUR 50m)		2023	42	45
5.75% Fixed Rate Subordinated Notes		2026	350	351
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	105	107
6.33% Subordinated Notes		2032	62	61
Subordinated Floating Rate Notes (EUR 68m)		2040	58	61
External issuances by other subsidiaries		2021-2024	358	384
Total dated subordinated liabilities			17,853	17,037

Dated subordinated liabilities

Dated subordinated liabilities are issued by Barclays PLC, Barclays Bank PLC and respective subsidiaries for the development and expansion of their business and to strengthen their respective capital bases. The principal terms of the dated subordinated liabilities are described below:

Subordination

Dated subordinated liabilities issued by Barclays PLC ranks behind the claims against Barclays PLC of unsecured unsubordinated creditors but before the claims of the holders of its equity.

All dated subordinated liabilities externally issued by Barclays Bank PLC rank behind the claims against the bank of depositors and other unsecured unsubordinated creditors but before the claims of the undated subordinated liabilities and the holders of its equity. The dated subordinated liabilities externally issued by other subsidiaries are similarly subordinated as the external subordinated liabilities issued by Barclays Bank PLC.

Interest

Interest on the Floating Rate Notes is fixed periodically in advance, based on the related interbank or local central bank rates.

Interest on the 2.625% Fixed Rate Subordinated Callable Notes, 4.836% Fixed Rate Subordinated Callable Notes, 2% Fixed Rate Subordinated Callable Notes and the 3.75% Fixed Rate Resetting Subordinated Callable Notes are fixed until the call date. After the respective call dates, in the event that they are not redeemed, the interest rates will be reset and fixed until maturity based on a market rate. Interest on the 5.088% Fixed-to-Floating Rate Subordinated Callable Notes are fixed until the call date. After the call date, in the event that they are not redeemed, the interest rate will reset periodically in advance based on U.S dollar London interbank rates.

Repayment

Those subordinated liabilities with a call date are repayable at the option of the issuer, on conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated subordinated liabilities outstanding at 31 December 2019 are redeemable only on maturity, subject in particular cases to provisions allowing an early redemption in the event of certain changes in tax law, or to certain changes in legislation or regulations.

Any repayments prior to maturity require, in the case of Barclays PLC and Barclays Bank PLC, the prior approval of the PRA, or in the case of the overseas issues, the approval of the local regulator for that jurisdiction and of the PRA in certain circumstances.

There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.

Other

The 7.625% Contingent Capital Notes will be automatically transferred from investors to Barclays PLC (or another entity within the Group) for nil consideration in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7%.